Related party transactions - Summary of key management personnel compensation expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Fixed compensation	R$ 8,801	R$ 6,335	R$ 4,821
Variable compensation	44,362	55,909	22,060
Total	R$ 53,163	R$ 62,244	R$ 26,881